Balance Sheets - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Current assets
Cash	$ 4,815	$ 790
Deposits	10,682	10,682
Total current assets	15,497	11,472
Other assets
Mineral properties	250,300	246,300
Deferred financing fees	6,416	14,666
Total other assets	256,716	260,966
Total assets	272,213	272,438
Current liabilities
Accounts payable	21,263	22,856
Related party payable	423,083	209,013
Note payable	2,907,495	$ 2,544,598
Accrued interest	38,964
Other liabilities	21,331	$ 84
Total current liabilities	$ 3,412,136	2,776,551
Accrued interest		18,336
Warrant liability		20
Note payable		220,000
Total long term liabilities		238,356
Total liabilities	$ 3,412,136	3,014,907
Stockholders' equity (deficit)
Common stock, 200,000,000 shares authorized, $ .0001 par value; 51,524,892 and 45,741,045 shares issued and outstanding as of 9/30/15 and 12/31/14, respectively	5,152	4,574
Additional paid in capital	6,429,275	6,258,467
Accumulated deficit	(9,574,390)	(9,005,550)
Total stockholders' equity (deficit)	(3,139,923)	(2,742,469)
Total liabilities and stockholders' equity (deficit)	272,213	272,438
Preferred Stock
Stockholders' equity (deficit)
Preferred stock, 50,000,000 shares authorized, $.0001 par value; Series B 400,000 issued and outstanding as of 9/30/15 and 12/31/14	$ 40	$ 40